INVENTORIES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Cost of revenue related to inventories	$ 100,100	$ 139,000	$ 169,200
(Reversal of) write-down of inventories	(2,315)	4,366	2,460
Unallocated production overhead material	$ 7,800	$ 5,300	$ 2,900